Mutual Fund Series Trust

Eventide Gilead Fund

Eventide Healthcare and Life Sciences Fund

(together, the “Funds”)

Incorporated herein by reference is the combined prospectus for Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 5, 2013 (SEC Accession No. 0001162044-13-001217).